Contractual charter revenue	12 Months Ended
Dec. 31, 2014
Contractual charter revenue [Abstract]
Contractual charter revenue
4.	Contractual charter revenue

The minimum future revenues to be received from time charters in place and signed as of December 31, 2014 (before Ardmore’s share of profit / loss under certain profit share agreements and assuming no offhire) which are accounted for as operating leases is as follows:

As at
Dec 31, 2014
2015	4,068,192

Nine of Ardmore’s vessels were employed under time charter agreements in place as of December 31, 2014. The minimum lease expiry of each was as follows:

Vessel	Minimum Expiry
Ardmore Seavaliant	16-Mar-15
Ardmore Seaventure	29-Jan-15
Ardmore Seavantage	17-Jan-15
Ardmore Seavanguard	17-Feb-15
Ardmore Seafarer	14-Jan-15
Ardmore Seatrader	19-Jan-15
Ardmore Seamaster	19-Jan-15
Ardmore Seamariner	15-Jan-15
Ardmore Centurion	30-Jan-15

The charterers of the Ardmore Seavantage and the Ardmore Seavanguard have options to extend the time charter agreement at a market based rate for a second and a third year which is to be determined prior to the commencement of each option.

The Ardmore Endeavour Ardmore Sealeader and Ardmore Sealifter are employed in the spot market.

The Ardmore Calypso and Ardmore Capella are employed under a pool arrangement which does not have a fixed lease expiration period.